Commercial Paper and Long-Term Debt (Commercial Paper and Long-Term Debt) (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Par value	$ 11,495	$ 11,340
Carrying value	11,142	11,173
Fair value	11,833	11,043
Commercial paper
Par value	930	0
Carrying value	930	0
Fair value	930	0
Senior Unsecured Floating-rate Notes Due June 2010
Par value	0	500
Carrying value	0	500
Fair value	0	499
5.1% Senior Unsecured Notes Due November 2010
Par value	0	250
Carrying value	0	257
Fair value	0	259
Senior Unsecured Floating-rate Notes Due February 2011
Par value	250	250
Carrying value	250	250
Fair value	250	251
5.3% Senior Unsecured Notes Due March 2011
Par value	705	750
Carrying value	712	781
Fair value	711	777
5.5% Senior Unsecured Notes Due November 2012
Par value	352	450
Carrying value	372	480
Fair value	377	481
4.9% Senior Unsecured Notes Due February 2013
Par value	534	550
Carrying value	541	549
Fair value	568	575
4.9% Senior Unsecured Notes Due April 2013
Par value	409	450
Carrying value	425	464
Fair value	437	472
4.8% Senior Unsecured Notes Due February 2014
Par value	172	250
Carrying value	186	268
Fair value	184	256
5.0% Senior Unsecured Notes Due August 2014
Par value	389	500
Carrying value	425	540
Fair value	423	518
4.9% Senior Unsecured Notes Due March 2015
Par value	416	500
Carrying value	456	544
Fair value	444	513
5.4% Senior Unsecured Notes Due March 2016
Par value	601	750
Carrying value	666	847
Fair value	661	772
5.4% Senior Unsecured Notes Due November 2016
Par value	95	95
Carrying value	95	95
Fair value	105	98
6.0% Senior Unsecured Notes Due June 2017
Par value	441	500
Carrying value	484	587
Fair value	491	523
6.0% Senior Unsecured Notes Due November 2017
Par value	156	250
Carrying value	167	285
Fair value	174	258
6.0% Senior Unsecured Notes Due February 2018
Par value	1,100	1,100
Carrying value	1,065	1,099
Fair value	1,249	1,136
3.9% Senior Unsecured Notes Due October 2020
Par value	450	0
Carrying value	413	0
Fair value	429	0
Zero Coupon Senior Unsecured Notes Due November 2022
Par value	1,095	1,095
Carrying value	588	558
Fair value	677	611
5.8% Senior Unsecured Notes Due March 2036
Par value	850	850
Carrying value	844	844
Fair value	862	762
6.5% Senior Unsecured Notes Due June 2037
Par value	500	500
Carrying value	495	495
Fair value	552	493
6.6% Senior Unsecured Notes Due November 2037
Par value	650	650
Carrying value	645	645
Fair value	729	651
6.9% Senior Unsecured Notes Due February 2038
Par value	1,100	1,100
Carrying value	1,085	1,085
Fair value	1,281	1,138
5.7% Senior Unsecured Notes Due October 2040
Par value	300	0
Carrying value	298	0
Fair value	$ 299	$ 0